Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Option Activity

The following table sets forth the summary of option activity for the year ended December 31, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2021	341,665,534	0.49
Granted (i)	174,961,521	0.11
Forfeited/Expired	(17,625,428)	0.26
Exercised	(19,530,525)	0.48
Outstanding, December 31, 2022	479,471,102	0.35	6.78	193,032
Vested and expected to vest as of December 31, 2022	450,152,110	0.37	6.63	173,988
Exercisable as of December 31, 2022	276,887,892	0.48	5.25	76,753

(i)
It consists a total of 138,649,623 options granted with an exercise price of US$0 each that will reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares.

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

Year Ended December 31,
	2020	2021	2022
Fair value of ordinary shares (US$)	2.60~3.42	2.14~3.13	0.40~0.72
Risk-free interest rate (%)	0.60~0.78	0.93~1.57	1.72~2.00
Expected volatility (%)	48.2~50.4	47.2~48.0	51.1~51.2
Expected dividend yield	—	—	—
Expected exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8

Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	201,970	173,263	147,045	21,320
Selling, general and administrative	851,416	718,377	425,209	61,650
Research and development	316,709	327,523	239,187	34,679
	1,370,095	1,219,163	811,441	117,649